Consolidated Balance Sheets	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 8,129,696	$ 8,556,642	$ 7,676,689
Restricted cash	61,588	44,211
Accounts receivable, net	60,548	45,923
Other receivables and prepaid expenses	46,702	143,281	32,323
Advances to suppliers	143,421	162,969	155,686
Inventory	291,918	233,454	45,535
Advances to related parties	82,374	19,055	15,739
Total current assets	8,816,247	9,205,535	7,925,972
Property and equipment, net	221,958	290,148	67,817
Intangible asset, net	594	1,940
Deferred tax asset	16,951	18,795
Security deposit	89,578	94,153
Operating lease right-of-use assets	1,444,683	2,049,775	100,029
Total assets	10,590,011	11,660,346	8,093,818
Current liabilities
Accounts payable	472,857	406,163	39,122
Unearned revenue	153,308	171,408
Taxes payable	214,761	232,637	283,495
Accrued liabilities and other payables	1,051,912	752,400	514,239
Loan from third parties	89,578	94,153
Operating lease liabilities	799,839	848,230	70,780
Advance from related parties	2,431,138	1,947,154	264,850
Total current liabilities	5,213,393	4,452,145	1,172,486
Operating lease liabilities - non-current	614,791	1,138,710	29,250
Total liabilities	5,828,184	5,590,855	1,201,736
Stockholders’ equity
Undesignated preferred stock, $0.001 par value, 20,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.00001 per share, 500,000,000 shares authorized; 49,999,891 shares issued and outstanding as of June 30, 2022, December 31, 2021 and 2020	500	500	500
Additional paid in capital	14,272,563	14,086,793	11,115,765
Statutory reserve	151,988	151,988	151,988
Accumulated deficit	(10,360,963)	(8,880,613)	(4,964,711)
Accumulated other comprehensive income	697,739	710,823	588,540
Total stockholders’ equity	4,761,827	6,069,491	6,892,082
Total liabilities and stockholders’ equity	$ 10,590,011	$ 11,660,346	$ 8,093,818